Consolidated Statements of Changes in Equity - USD ($)	Class A Ordinary Share	Class B Ordinary Share	Additional paid-in capital	Statutory Reserve	Retained earning	Accumulated other comprehensive (loss) income	Non-controlling interest	Total
Balance at Dec. 31, 2019	$ 1,610	$ 550	$ 12,044,855	$ 415,813	$ 3,267,087	$ (344,771)	$ (46,617)	$ 15,338,527
Balance (in Shares) at Dec. 31, 2019	16,102,420	5,497,715
Share-based compensation expenses			168,350					168,350
Issuance of Class A Ordinary Shares pursuant to initial public offering, net of issuance costs	$ 332		10,609,851					10,610,183
Issuance of Class A Ordinary Shares pursuant to initial public offering, net of issuance costs (in Shares)	3,315,003
Issuance of restricted Class A Ordinary Shares to non-executive directors	$ 2		(2)
Issuance of restricted Class A Ordinary Shares to non-executive directors (in Shares)	18,000
Net (loss) income					4,458,380		(1,283)	4,457,097
Appropriation of statutory reserve				385,689	(385,689)
Buy out of a non-controlling interests			(47,900)				47,900
Foreign currency translation adjustments						1,259,984		1,259,984
Balance at Dec. 31, 2020	$ 1,944	$ 550	22,775,154	801,502	7,339,778	915,213		31,834,141
Balance (in Shares) at Dec. 31, 2020	19,435,423	5,497,715
Share-based compensation expenses			211,823					211,823
Issuance of restricted Class A Ordinary Shares to non-executive directors	$ 2		(2)
Issuance of restricted Class A Ordinary Shares to non-executive directors (in Shares)	18,000
Net (loss) income					238,665			238,665
Appropriation of statutory reserve				397,552	(397,552)
Foreign currency translation adjustments						281,793		281,793
Balance at Dec. 31, 2021	$ 1,946	$ 550	22,986,975	1,199,054	7,180,891	1,197,006		32,566,422
Balance (in Shares) at Dec. 31, 2021	19,453,423	5,497,715
Issuance of Class A Ordinary Shares in connection with public offering	$ 106		1,850,638					1,850,744
Issuance of Class A Ordinary Shares in connection with public offering (in Shares)	1,060,000
Share-based compensation expenses	$ 2		160,775					160,777
Share-based compensation expenses (in Shares)	18,000
Acquisition of subsidiaries							2,978,903	2,978,903
Net (loss) income					(2,940,891)		118,572	(2,822,319)
Appropriation of statutory reserve				115,963	(115,963)
Foreign currency translation adjustments						(1,708,830)	(6,432)	(1,715,262)
Balance at Dec. 31, 2022	$ 2,054	$ 550	$ 24,998,388	$ 1,315,017	$ 4,124,037	$ (511,824)	$ 3,091,043	$ 33,019,265
Balance (in Shares) at Dec. 31, 2022	20,531,423	5,497,715